Commitments and Contingencies - Summary of Lease Cost (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Operating lease cost
Short-term lease cost	$ 139
Sublease income	(128)
Total lease cost	7,939
Operating cash flows from operating leases	$ 6,229
Weighted-average remaining lease term-operating leases	5 years 8 months 12 days
Weighted-average discount rate-operating leases	11.15%
Research and Development
Operating lease cost
Operating lease cost	$ 4,287
General and Administrative
Operating lease cost
Operating lease cost	$ 3,641